Equity (Changes in Unrealized Gain (Loss) on Derivative Instruments (Net of Tax)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Unrealized gain (loss) arising during the period, pre-tax	¥ (1,795)	¥ 668	¥ 11,817
Unrealized gain (loss) arising during the period, net-of-tax	(918)	367	6,926
Less-Reclassification adjustment for realized gain included in net income, pre-tax	(1,150)	(2,157)	(3,108)
Less-Reclassification adjustment for realized gain included in net income, net-of-tax	(725)	(1,294)	(1,832)
Net change in unrealized gain (loss) on derivative instruments, pre-tax	(2,945)	(1,489)	8,709
Net change in unrealized gain (loss) on derivative instruments, net-of-tax	¥ (1,643)	¥ (927)	¥ 5,094